Average Annual Total Returns - High Yield Bond Series	Mar. 01, 2021
ICEBofAMerrillLynchUSCashPayHighYieldIndex [Member]
Average Annual Return:
1 Year	6.21%
5 Years	8.41%
10 Years	6.61%
ICEBofAMerrillLynchBBBUSCashPayHighYieldIndex [Member]
Average Annual Return:
1 Year	6.49%
5 Years	8.07%
10 Years	6.66%
CLASS S
Average Annual Return:
1 Year	6.28%
5 Years	8.02%
10 Years	6.44%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	4.05%
5 Years	5.50%
10 Years	3.74%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.63%
5 Years	5.06%
10 Years	3.82%
CLASS I
Average Annual Return:
1 Year	6.60%
5 Years	8.28%
10 Years	6.67%
CLASS Z
Average Annual Return:
1 Year	6.59%
5 Years	8.17%
10 Years	6.52%
CLASS W
Average Annual Return:
1 Year	7.11%
5 Years	8.35%
10 Years	6.61%